PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Schedule of Prepaid expenses and other current assets

	December 31,
	2025	2024
		(As Restated)

Prepaid insurance	$23,687	$422,991
Prepaid excise return	5,161	7,404
Prepayment	54,636	1,100
Inventory in transit	77,933	—
Other receivables	—	25,100
Total prepaid expenses and other current assets	$161,417	$456,595